COMMITMENTS AND CONTINGENCIES - Summary of Lease Cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 102,938	$ 102,938	$ 411,751	$ 352,080